STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) CAD / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) CAD / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) CAD / shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 3,754	$ 3,754	$ 3,171	$ 3,171	$ 3,369	$ 3,369
Aggregate Intrinsic Value
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 6 months 5 days		2 years 4 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $	$ 5,408	$ 5,408	$ 6,838	$ 6,838	$ 7,209	$ 7,209
Number of RSUs
Outstanding at the beginning of the period (in shares)	778,233		1,161,765		1,442,115
Granted (in shares)	354,517		230,689		342,225
Vested (in shares)	(358,497)		(590,720)		(617,755)
Forfeited (in shares)	(28,279)		(23,501)		(4,820)
Outstanding at the end of the period (in shares)	745,974		778,233		1,161,765		1,442,115
Outstanding - vested and not settled (in shares)	153,743	153,743
Outstanding - unvested (in shares)	592,231	592,231
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 18.04	$ 25.08	$ 12.54	$ 14.56	$ 9.98	$ 10.59
Granted (in dollars per share) | (per share)	11.21	15.08	30.33	42.16	18.66	21.67
Vested (in dollars per share) | (per share)	14.56	19.57	10.21	14.20	9.16	10.64
Forfeited (in dollars per share) | (per share)	16.26	21.85	21.60	30.02	11.40	13.24
Outstanding at the end of the period (in dollars per share) | (per share)	$ 16.81	$ 22.59	$ 18.04	$ 25.08	$ 12.54	$ 14.56	$ 9.98
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	2 years 1 month 6 days		1 year 9 months 6 days		1 year 7 months 25 days		1 year 9 months 3 days
Outstanding at the end of the period	2 years 1 month 6 days		1 year 9 months 6 days		1 year 7 months 25 days		1 year 9 months 3 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars) | $	$ 12,219		$ 55,118		$ 34,867
Vested (in dollars) | $	4,477		19,494		12,364
Outstanding at the end of the period (in dollars) | $	$ 11,689		$ 12,219		$ 55,118		$ 34,867
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 6 months 21 days		1 year 3 months 18 days		1 year 1 month 6 days